CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Tax (expense) benefit on unrealized gains (losses) on foreign currency hedging contracts	$ (7,413)	$ 2,489	$ 1,589
Tax (expense) benefit on unrealized gains (losses) on short-term interest-bearing investments	(49)	(40)	24
Tax (expense) benefit on unrealized gains (losses) on defined benefit plan	$ (1,196)	$ 1,598	$ 145